Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ (59,410)	$ (58,716)
Income Tax Holiday, Aggregate Dollar Amount	230
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	41,233
U.S.	(10,879)	9,183	$ 13,390
Non-U.S. Income (Loss)	137,791	57,183	(92,707)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	126,912	66,366	(79,317)
Current Federal Tax Expense (Benefit)	84	446	(1,144)
Current State and Local Tax Expense (Benefit)	1,130	(117)	1,344
Current Foreign Tax Expense (Benefit)	26,862	33,065	26,191
Current Income Tax Expense (Benefit)	28,076	33,394	26,391
Deferred Federal Income Tax Expense (Benefit)	(1,347)	(6,673)	(1,999)
Deferred State and Local Income Tax Expense (Benefit)	(183)	2,306	(1,497)
Deferred Foreign Income Tax Expense (Benefit)	6,886	(9,449)	(30,013)
Deferred Income Tax Expense (Benefit)	5,356	(13,816)	(33,509)
Income tax expense (benefit)	33,432	19,578	$ (7,118)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (3,246)	$ (5,864)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	28.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(1.00%)	(2.40%)	(0.10%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(7.20%)	(1.30%)	(15.50%)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	8.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent	(19.10%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	3.70%	10.40%	0.00%
Effective Income Tax Rate Reconciliation, Deduction, Other, Percent	(0.70%)	(15.10%)	(7.40%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(1.70%)	6.70%	(21.90%)
Effective Income Tax Rate Reconciliation, Nondeductible acquisition-related payments, Percent	0.60%	3.60%	(18.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent	2.00%	0.00%	(1.60%)
Effective Income Tax Rate Reconciliation, Deduction, Percent	(0.80%)	(1.90%)	(5.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	1.30%	2.90%	(1.30%)
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent	(3.60%)	(4.80%)	(7.10%)
Effective Income Tax Rate Reconciliation, Benefit on IP transfer, Percent	0.00%	0.00%	13.80%
Effective Income Tax Rate Reconciliation, Disposition of Business, Percent	0.00%	4.00%	0.40%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	3.30%	(0.60%)	(2.30%)
Effective Income Tax Rate Reconciliation, Percent	26.30%	29.50%	8.00%
Unrecognized Tax Benefits	$ 4,721	$ 4,705	$ 5,383	$ 4,249
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4,430
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	515	448	384
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	702	612	632
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	201	93	1,580
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(117)	(261)	(30)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		(31)	$ (1,048)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(763)	(1,105)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	(7)	(14)
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	499,392
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	10,469
Deferred Tax Assets, Net of Valuation Allowance	$ 104,234	$ 108,024
ITALY
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	(3.40%)	0.00%	0.00%
IRELAND
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	20.50%	0.00%	0.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	10.00%
Effective Income Tax Rate Reconciliation, Percent	10.00%
Unrecognized Tax Benefits	$ 400
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	34.00%
Effective Income Tax Rate Reconciliation, Percent	30.00%
Unrecognized Tax Benefits	$ 800
Patents [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	4,260
Retained Earnings [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(3,246)	$ (5,864)
Retained Earnings [Member] | Accounting Standards Update 2016-16 [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		5,863
Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (162)
Deferred Tax Assets [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		4,908
Deferred Tax Assets [Member] | Accounting Standards Update 2016-16 [Member] | SWITZERLAND
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		18,710
Deferred Tax Assets [Member] | Accounting Standards Update 2016-16 [Member] | Non-Swiss [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 24,573
Variable Interest Entity, Primary Beneficiary [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	(2.50%)	0.00%	0.00%
Derivative Financial Instruments, Assets [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	4.50%	0.00%	0.00%
Income Taxes [Member] | Accounting Standards Update 2016-16 [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 8,363
Share Based Compensation Expense [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 1,539	12,802
Share Based Compensation Expense [Member] | Accounting Standards Update 2016-16 [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		12,802	$ 8,003
Income Taxes [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (6)
Income Taxes [Member] | Accounting Standards Update 2016-16 [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 12,926